Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	Reebonz Holding Ltd
Entity Central Index Key	0001752108
Amendment Flag	false
Document Type	F-1
Document Period End Date	Jun. 30, 2019
Entity Emerging Growth Company	false
Entity Ex Transition Period	false